Related parties	3 Months Ended
Mar. 31, 2018
Related parties [Abstract]
Related parties
Note 11. - Related parties

Details of balances with related parties as of March 31, 2018 and December 31, 2017 are as follows:

	Balance as of March 31,	Balance as of December 31,
	2018	2017
	($ in thousands)
Credit receivables (current)	10,994	10,544
Total current receivables with related parties	10,994	10,544

Credit receivables (non-current)	2,518	2,108
Total non-current receivables with related parties	2,518	2,108

Trade payables (current)	42,909	63,409
Total current payables with related parties	42,909	63,409

Credit payables (non-current)	144,994	141,031
Total non-current payables with related parties	144,994	141,031

Trade payables (current) primarily relate to payables for Operation and Maintenance services. Credit payables (non-current) primarily relate to project companies’ payables with partners accounted for as non-controlling interests in these consolidated financial statements and payables for Operation and Maintenance services falling due after more than one year ($60 million). As of April 26, 2018, the Company purchased the aforementioned long-term Operation and Maintenance payables for the period up to December 2017 for $18 million.

The transactions carried out by entities included in these consolidated condensed financial statements with related parties not included in the consolidation perimeter of Atlantica, primarily with Abengoa and with subsidiaries of Abengoa, during the three-month periods ended March 31, 2018 and 2017 have been as follows:

	For the three-month period ended March 31,
	2018	2017
	($ in thousands)
Services rendered	-	13
Services received	(26,541)	(24,969)
Financial income	1,386	12
Financial expenses	(341)	(364)

Services received primarily include operation and maintenance services received by some assets.

The figures detailed in the table above do not include the following financial income recorded in these Consolidated Condensed Interim Financial statements for the three-month period ended March 31, 2017: compensation received from Abengoa in lieu of dividends from ACBH for $10.4 million resulting from the agreement signed with Abengoa in the third quarter of 2016 (see Note 8).

In addition, Abengoa maintains a number of obligations under EPC, O&M and other contracts, as well as indemnities covering certain potential risks. Additionally, Abengoa represented that further to the accession to the restructuring agreement, Atlantica Yield would not be a guarantor of any obligation of Abengoa with respect to third parties and agreed to indemnify the Company for any penalty claimed by third parties resulting from any breach in such representations. The Company has contingent assets, which have not been recognized as of March 31, 2018, related to the obligations of Abengoa referred above, which result and amounts will depend on the occurrence of uncertain future events. In particular as of April 26, 2018 Abengoa agreed to pay Atlantica certain amounts subject to conditions which are beyond the control of the Company.

As explained in Note 1, the Company signed a consent in November 2017, which has then been amended during the following months, in relation to the Solana and Mojave projects, which reduced the minimum ownership required by Abengoa in Atlantica Yield to 16%, subject to certain conditions precedent most of which were beyond the control of the Company, including several payments by Abengoa to Solana before December 2017 and May 2018. These payments for a total of $120 million were related to Abengoa’s obligations as EPC contractor in Solana and were used to repay Solana project debt ($95 million) and for a reserve to cover required additional repairs in the plant ($25 million). Additionally, Abengoa has recognized other obligations with Solana for $6.5 million per semester over 8.5 years starting in December 2018. Solana received $42.5 million in December 2017 and $77.5 million in March 2018. The $42.5 million collected in December 2017 and $52.5 million of the amount collected in March 2018 have been used to repay Solana project debt. The aforementioned amounts are based on the EPC Contract guarantee for liquidated damages considering the average production during the first three years of ramp-up period of the plant which is a service-concession arrangement under IFRIC 12 (intangible asset).  For the aforementioned amounts, the Company reduced the value of the intangible asset since this amount was a variable consideration. In addition, the amortization of the plant is adjusted accordingly.

The Company entered into a Financial Support Agreement on June 13, 2014 under which Abengoa agreed to maintain any guarantees and letters of credit that have been provided by it on behalf of or for the benefit of Atlantica Yield and its affiliates for a period of five years. As of March 31, 2018, the aforementioned guarantees amounted to $31 million. In the context of that agreement in July 2017, Atlantica replaced guarantees amounting to $112 million previously issued by Abengoa.